Note 12 - Subsequent Events (Details Textual) - USD ($)			1 Months Ended	2 Months Ended	12 Months Ended
	Mar. 05, 2018	Feb. 28, 2018	Feb. 28, 2018	Feb. 28, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Conversion of Stock, Shares Converted					298	123
Conversion of Stock, Shares Issued					19,862,000	1,400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.07
Proceeds from Issuance of Convertible Preferred Stock					$ 980,000		$ 2,679,810
Subsequent Event [Member]
Stock Issued During Period, Shares, Warrants Exercised			5,000,000
Subsequent Event [Member] | Series E Convertible Preferred Stock [Member]
Proceeds from Issuance of Convertible Preferred Stock	$ 600,000
Convertible Preferred Stock, Conversion Price Per Share	$ 0.08
Convertible Preferred Stock, Total Conversion Shares	7,500,000
Subsequent Event [Member] | Warrants in Connection with Senior Promissory Note [Member]
Class of Warrant or Right, Term		5 years
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		178,571	178,571	178,571
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.042	$ 0.042	$ 0.042
Subsequent Event [Member] | Senior Notes [Member]
Debt Instrument, Term		5 years
Proceeds from Issuance of Long-term Debt		$ 50,000
Debt Instrument, Interest Rate, Stated Percentage		5.00%	5.00%	5.00%
Conversion From Series D Convertible Preferred Stock To Common Stock [Member] | Subsequent Event [Member]
Conversion of Stock, Shares Converted				300
Conversion of Stock, Shares Issued				20,000,000